Segment reporting (Details) - Schedule of expected future revenue backlog - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting (Details) - Schedule of expected future revenue backlog [Line Items]
Engineering and Construction				S/ 1,782,117
Infrastructure				3,627,643
Real estate				179,848
Intercompany eliminations				(453,660)
Total segments				S/ 5,135,948
Annual Backlog [Member]
Segment reporting (Details) - Schedule of expected future revenue backlog [Line Items]
Engineering and Construction	S/ 582,591	S/ 596,639	S/ 602,887
Infrastructure	219,100	1,183,758	2,224,785
Real estate		27,983	151,866
Intercompany eliminations	(153,630)	(151,204)	(148,826)
Total segments	S/ 648,061	S/ 1,657,176	S/ 2,830,712